Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	For the nine months ended September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(1,055,775)	$(3,347,906)
Denominator:
Basic and diluted weighted average shares outstanding	7,132,512	5,400,840

Basic and diluted loss per share	$(0.15)	$(0.62)